Derivatives - Hedge accounting (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	kr 10,795	kr 7,803
Liabilities Fair Value	21,001	16,480
Nominal amounts	437,451	397,465
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	5,023	3,781
Liabilities Fair Value	11,260	9,132
Nominal amounts	268,731	245,788
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	5,476	3,772
Liabilities Fair Value	8,925	6,879
Nominal amounts	159,758	139,614
Equity-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	296	250
Liabilities Fair Value	648	303
Nominal amounts	10,882	13,246
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	168	166
Nominal amounts	kr (1,920)	kr (1,183)